Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net loss arising during period, tax	$ (19,734)	$ (4,530)	$ (39,752)
Amortization of prior service credit, tax	(617)	(731)	(1,108)
Amortization of actuarial loss, tax	4,437	6,551	1,490
Amount recognized in net periodic pension cost due to settlement, tax	44
Amount recognized in net periodic pension cost due to special plan termination benefits, tax	293	811
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, tax	$ 541	$ 509	$ 470